                          SEI INSURANCE PRODUCTS TRUST

                                   PROSPECTUS

                                 CLASS A SHARES

                                  MAY 1, 2002

                               MONEY MARKET FUND:
                          SEI VP PRIME OBLIGATION FUND

                              INVESTMENT ADVISER:
                     SEI INVESTMENTS MANAGEMENT CORPORATION

                            INVESTMENT SUB-ADVISER:
                       WELLINGTON MANAGEMENT COMPANY, LLP

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.
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SEI INVESTMENTS / PROSPECTUS                                       I

SEI INSURANCE PRODUCTS TRUST
------------------------------------------------------------------------------

ABOUT THIS PROSPECTUS

SEI Insurance Products Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed exclusively as funding vehicles for variable life insurance and variable annuity contracts. This prospectus gives contract owners important information about the Class A Shares of the SEI VP Prime Obligation Fund that you should know before investing. Please read this prospectus and keep it for future reference. Variable life insurance and variable annuity account investors should also review the separate account prospectus prepared by their insurance company.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return applicable to the Fund. For more detailed information about the Fund, please see:


Principal Investment Strategies and Risks,
  Performance Information and Expenses                                 2
------------------------------------------------------------------------
More Information About Fund Investments                                5
------------------------------------------------------------------------
Investment Adviser and Sub-Adviser                                     5
------------------------------------------------------------------------
Purchasing and Selling Fund Shares                                     6
------------------------------------------------------------------------
Dividends, Distributions and Taxes                                     7
------------------------------------------------------------------------
Financial Highlights                                                   8
------------------------------------------------------------------------
How To Obtain More Information About SEI Insurance Products
Trust                                                         Back Cover
------------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       1

RISK/RETURN INFORMATION

The SEI VP Prime Obligation Fund is a mutual fund that is available solely as a funding vehicle for variable annuity and variable life insurance contracts sold by various insurance companies. A mutual fund pools investors' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more Sub-Advisers who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its goal. No matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUND MAY BE SIMILAR TO THOSE OF OTHER RETAIL MUTUAL FUNDS WHICH CAN BE PURCHASED OUTSIDE OF A VARIABLE INSURANCE PRODUCT, AND THAT ARE MANAGED BY THE SAME INVESTMENT ADVISER OR SUB-ADVISER. THE INVESTMENT RESULTS OF THE FUND, HOWEVER, MAY BE HIGHER OR LOWER THAN THE RESULTS OF SUCH OTHER RETAIL MUTUAL FUNDS. THERE CAN BE NO ASSURANCE, AND NO REPRESENTATION IS MADE, THAT THE INVESTMENT RESULTS OF THE FUND WILL BE COMPARABLE TO THE INVESTMENT RESULTS OF ANY OTHER RETAIL MUTUAL FUND, EVEN IF THE OTHER RETAIL MUTUAL FUND HAS THE SAME INVESTMENT ADVISER OR SUB-ADVISER.

2                                       SEI INVESTMENTS / PROSPECTUS

SEI VP PRIME OBLIGATION FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Preserving principal and maintaining
                             liquidity while providing current income

  SHARE PRICE VOLATILITY:    Very low

  PRINCIPAL INVESTMENT       The Fund is professionally managed to
    STRATEGY:                provide liquidity, diversification and a
                             competitive yield by investing in high
                             quality, short-term money market
                             instruments

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The SEI VP Prime Obligation Fund is comprised of short-term debt obligations of U.S. issuers that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or securities that the Sub-Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper (including asset-backed commercial paper) rated in the highest short-term rating category by at least one nationally recognized statistical rating organization; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term corporate obligations (including asset-backed securities) rated in one of the two highest short-term rating categories; (iv) short-term obligations issued by state and local governments; and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity (consistent with SEC requirements for money market funds), that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict guidelines about the credit quality, maturity and diversification of its investments. With respect to credit quality and maturity, these guidelines are more restrictive than Investment Company Act rules applicable to money market funds.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT. ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.
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SEI INVESTMENTS / PROSPECTUS                                       3

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class A Shares for one year. The performance information shown is based on a full calendar year.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2001  3.80%

BEST QUARTER: 1.36% (03/31/01)

WORST QUARTER: 0.48% (12/31/01)

This table shows the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2001.

                                                       SINCE
CLASS A SHARES                            1 YEAR  INCEPTION*
------------------------------------------------------------
SEI VP Prime Obligation Fund              3.80%        4.82%
------------------------------------------------------------

* The Fund's inception date is April 5, 2000.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

4                                       SEI INVESTMENTS / PROSPECTUS

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.08%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.85%
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.93%*
------------------------------------------------------------------

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator are each waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and/or Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:

SEI VP Prime Obligation Fund                        0.44%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution of Fund Shares."

The amount set forth above does not reflect the fees and expenses of the insurance contract that are charged by your insurance company.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
SEI VP Prime Obligation Fund
  -- Class A Shares             $   95  $   296  $   515  $  1,143
------------------------------------------------------------------

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SEI INVESTMENTS / PROSPECTUS                                       5

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary investment strategies. However, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (SAI). Of course, there is no guarantee that the Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not be consistent with the Fund's objectives.

INVESTMENT ADVISER AND SUB-ADVISER

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUND, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUND SINCE IT ALLOCATES THE FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of Sub-Advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Fund. As of December 31, 2001, SIMC had approximately $50.2 billion in assets under management. For the fiscal year ended December 31, 2001, SIMC received investment advisory fees of 0.08% of the average daily net assets of the Fund.

SUB-ADVISER AND PORTFOLIO MANAGER

WELLINGTON MANAGEMENT COMPANY, LLP: Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as the Sub-Adviser to the Fund. Timothy E. Smith is the portfolio manager of the Fund. Mr. Smith has been an investment professional with Wellington Management since 1992.

6                                       SEI INVESTMENTS / PROSPECTUS

PURCHASING AND SELLING FUND SHARES

HOW TO PURCHASE FUND SHARES

Shares are offered on each day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). However, the Fund may close early on Business Days that the Bond Market Association recommends that the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.

The Fund offers its Class A Shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

The price per share will be the net asset value per share (NAV) next determined after the Fund receives the insurance companies' purchase orders. The Fund calculates NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time), or as of the close of the Business Day. To receive the current Business Day's NAV, generally the Fund must receive an order in proper form before 4:00 p.m. Eastern time. The Fund will not accept purchase orders that request a particular day or price for the transaction or any other special condition.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If the Fund thinks amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that the Fund can accomplish this.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class A Shares.
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SEI INVESTMENTS / PROSPECTUS                                       7

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund expects that it will not have to pay income taxes if it distributes all of its net investment income and net realized capital gains at least annually. Net investment income and net realized capital gains that the Fund distributes are not currently taxable to investors when left to accumulate within a variable annuity or variable life insurance contract. The Fund does not expect to be subject to Federal excise taxes with respect to undistributed income.

Special tax rates apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to your contract prospectus.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

8                                       SEI INVESTMENTS / PROSPECTUS

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI INSURANCE PRODUCTS TRUST -- FOR THE PERIOD ENDED DECEMBER 31, 2001

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                            Net
                                                         Realized
                                                            and
                                                        Unrealized                  Distributions   Net
                                Net Asset                  Gains     Distributions      From       Asset
                                  Value,       Net       (Losses)      from Net       Realized     Value,
                                Beginning   Investment      on        Investment       Capital     End of   Total
                                of Period     Income    Securities      Income          Gains      Period  Return+
------------------------------------------------------------------------------------------------------------------
SEI VP PRIME OBLIGATION FUND
------------------------------------------------------------------------------------------------------------------
 2001                             $1.00       $0.04     $      --       $(0.04)      $        --   $1.00    3.80%
------------------------------------------------------------------------------------------------------------------
 2000(1)                           1.00        0.04            --        (0.04)               --    1.00    4.56
------------------------------------------------------------------------------------------------------------------

                                                                                         Ratio of
                                                                        Ratio of      Net Investment
                                               Ratio of   Ratio of      Expenses          Income
                                               Expenses     Net        to Average       to Average
                                                  to     Investment    Net Assets       Net Assets
                                 Net Assets    Average     Income      (Excluding       (Excluding
                                End of Period    Net     to Average    Waivers and      Waivers and
                                ($ Thousands)   Assets   Net Assets  Reimbursements)  Reimbursements)
------------------------------
SEI VP PRIME OBLIGATION FUND
------------------------------
 2001                              $16,203       0.44%      3.35%          0.93%             2.86%
------------------------------
 2000(1)                             5,685       0.44       6.04           1.14              5.34
------------------------------

+ Returns are for the period indicated and have not been annualized.

(1) Commenced operations on April 5, 2000. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

SEI INVESTMENTS / PROSPECTUS

INVESTMENT ADVISER

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 1, 2002, includes more detailed information about SEI Insurance Products Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports will typically list the Fund's holdings and contain information from the Fund's managers about strategies and market conditions and trends and their impact on performance. The reports will also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

By Telephone: Call 1-800-DIAL-SEI

By Mail: Write to the Fund at:

One Freedom Valley Drive
Oaks, PA 19456

By Internet: http://www.seic.com

From the SEC: You can obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Insurance Products Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust's Investment Company Act registration number is 811-9183.